Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Basic:
Profit attributable to shareholders of the Company	¥ 911,831	¥ 499,573	¥ 687,483
Weighted average number of common stock in issue (in thousands of shares)	1,364,770	1,370,738	1,370,214
Basic earnings per share	¥ 668.12	¥ 364.46	¥ 501.73
Diluted:
Profit attributable to the common shareholders of the Company	¥ 911,831	¥ 499,573	¥ 687,483
Impact of dilutive potential ordinary shares issued by subsidiaries
Net profit used to determine diluted earnings per share	¥ 911,831	¥ 499,573	¥ 687,483
Weighted average number of common stock in issue (in thousands of shares)	1,364,770	1,370,738	1,370,214
Adjustments for stock options (in thousands of shares)	463	561	658
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,365,233	1,371,299	1,370,872
Diluted earnings per share	¥ 667.89	¥ 364.31	¥ 501.49